Cover	Mar. 01, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2024
Entity File Number	1-3247
Entity Registrant Name	CORNING INC /NY
Entity Central Index Key	0000024741
Entity Tax Identification Number	16-0393470
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	One Riverfront Plaza
Entity Address, City or Town	Corning
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14831
City Area Code	607
Local Phone Number	974-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.50 par value per share [Member]
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	GLW
Security Exchange Name	NYSE
3.875% Notes due 2026 [Member]
Title of 12(b) Security	3.875% Notes due 2026
Trading Symbol	GLW26
Security Exchange Name	NYSE
4.125% Notes due 2031 [Member]
Title of 12(b) Security	4.125% Notes due 2031
Trading Symbol	GLW31
Security Exchange Name	NYSE